PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2023	2022
Cost:

Machinery and manufacturing equipment, net (1)	$339,657	$334,156
Office equipment and furniture	40,012	36,079
Motor vehicles	4,933	5,139
Buildings and leasehold improvements	131,269	129,679
Prepaid expenses related to operating lease (2)	939	939

	516,810	505,992
Accumulated depreciation and impairment:

Machinery and manufacturing equipment, net	249,499	230,063
Office equipment and furniture	27,866	24,491
Motor vehicles	3,908	3,832
Buildings and leasehold improvements	56,984	51,722
Prepaid expenses related to operating lease	173	163
Impairment of fixed assets (3)	54,900	26,429

	393,330	336,700

Depreciated cost	$123,480	$169,292

(1)	Presented net of investment grants received in the total amount of $7,463.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.

(3)	Non cash pre-tax impairment charges recognized in 2023 were $28,472, Non cash pre-tax impairment charges recognized in 2022 were $26,429 (see also Note 2k)

Depreciation expenses were $27,387, $33,813 and $32,394 for the years ended December 31, 2023, 2022 and 2021, respectively.